Note 15 - Fair Value Measurements (Details Textual) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Other Real Estate	$ 0	$ 56,000
Fair Value, Nonrecurring [Member]
Financial Liabilities Fair Value Disclosure	0	$ 0
Collateral Pledged [Member]
Financing Receivable, Allowance for Credit Loss	$ 0